SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Number $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 19, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Common stock, par value | $ / shares	$ 0.001		$ 0.001	$ 0.001
Warrant liability and embedded derivative liability	$ 171,425		$ 171,425
Estimated useful lives of property and equipment	5 years		5 years
Number of patents granted | Number			1
Amortization method of patents			Straight-line method
Interest rolled into principal				$ (30,000)
Capitalized software development costs			30,000	70,231
Advertising costs			6,125	3,987
Research and development costs		$ 3,643	$ 5,119	$ 187,655
Anti-dilutive common stock equivalents | shares	101,899,000	54,373,000	51,099,000	54,173,000
Number of operating segment | Number			1
Receivable of net proceeds				$ 1,153,645
Secured convertible debentures					$ 600,000
Amortization, capitalized software costs	$ 5,011		0	0
Allowance for doubtful accounts			0	0
Depreciation	$ 11,435	$ 0	$ 0	$ 0
Convertible Debentures [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares			4,000,000
Warrant [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	47,163,000	22,241,000	21,963,000	22,241,000
Stock Options [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	22,614,000	19,614,000	17,914,000	18,614,000
Preferred Share Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	7,222,000	12,518,000	7,222,000	13,318,000
Convertible Debentures [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	24,900,000
Four Director [Member]
Restructuring Cost and Reserve [Line Items]
Interest rolled into principal			$ 30,000
Patents [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Number			4
Patents expire terms			Between the years 2019 and 2033.
Amortization method of patents	Straight-line basis
Patents [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents	17 years		17 years
Patents [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents	19 years		19 years
Patents [Member] | European [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Number			1
Patents [Member] | US
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Number			9
Number of provisional patent applications pending | Number			4
Trademarks [Member]
Restructuring Cost and Reserve [Line Items]
Amortization method of patents	Straight-line basis
Trademarks [Member] | European [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents registered | Number			1
Trademarks [Member] | US
Restructuring Cost and Reserve [Line Items]
Number of provisional patent applications pending | Number			7
Number of patents registered | Number			4
VerifyMe Beeper And The Smartphone Authenticator TM Technology [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of property and equipment			5 years
Maturity terms of lease			1 year
Description of lease terms			Automatically renewable and cancellable by either party by written notice provided 90 days in advance.
Depreciation			$ 0	$ 0